Financial Information of the Parent Company	12 Months Ended
Jun. 30, 2026
Condensed Financial Information Disclosure [Abstract]
Financial Information of the Parent Company

21. Financial Information of the Parent Company

The Parent Company was incorporated on October 6, 2021. The following disclosures present the financial positions of the Parent Company as of June 30, 2026 and 2025, and results of operations and cash flows of the Parent Company for the years ended June 30, 2026 and 2025.

The financial statements of the Parent Company have been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Parent Company uses the equity method to account for investments in its subsidiaries.

The Parent Company and its subsidiaries were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Parent Company’s financial statements, its investments in subsidiaries are reported using the equity method of accounting.

The Parent Company is a BVI company, therefore, is not subject to income taxes for all years presented.

Balance Sheets

(In US$, except for share and per share data, or otherwise stated)

	June 30,	June 30,
	2026	2025
Assets
Cash and cash equivalents	$82,142	$28,761
Deposits, prepayments and other current assets, net	314,038	156,511
Due from related parties	-	1,000
Due from intercompany	9,489,700	4,789,591
Investments in subsidiaries	5,452,979	3,405,852
Other non-current assets	63,762	-
Total Assets	15,402,621	8,381,715
Liabilities
Due to related parties	3,859	338,203
Due to intercompany	1,123,358	997,363
Convertible notes	934,403	1,080,266
Other liabilities	300,329	612,138
Total Liabilities	2,361,949	3,027,970
Equity
Class A Ordinary Shares ($0.01 par value; 25,000,000 shares authorized; 802,929 and 112,500 shares issued as of June 30, 2026 and June 30, 2025, respectively; 752,929 and 112,500 shares outstanding as of June 30, 2026 and June 30,2025, respectively) (1)	7,529	1,125
Class B Ordinary Shares ($0.01 par value; 12,500,000 shares authorized; 5,800 and 5,800 issued and outstanding as of June 30, 2026 and June 30, 2025, respectively) (1)	58	58
Additional paid-in capital	9,952,926	2,050,003
Retained earnings	3,140,389	3,336,442
Accumulated other comprehensive loss	(60,230)	(33,883)
Total Equity	13,040,672	5,353,745
Total Liabilities and Equity	$15,402,621	$8,381,715

(1)	Retroactively restated for effect of 1-for-25 reverse stock splits on March 16, 2026 and 1-for-4 reverse stock splits on October 30, 2026.

Statements of Operations

(In US$, except for share and per share data, or otherwise stated)

	For the years ended
	June 30,
	2026	2025
General and administration expenses	$(1,971,543)	$(82,138)
Interest expense	(236,724)	(21,844)
Exchange (loss)/gain	(16,251)	24,675
Other expenses	(22,915)	-
Income from equity-method investment	2,051,380	844,226
Net (loss)/income	$(196,053)	$764,919

Statements of Cash Flows

(In US$, except for share and per share data, or otherwise stated)

	For the years ended
	June 30,
	2026	2025
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash used in operating activities	$(5,005,926)	$(2,881,504)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities	(2,046,127)	(661,755)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	7,127,616	3,438,232
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(22,182)	133,788
NET INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	$53,381	$28,761

Cash, cash equivalents and restricted cash at beginning of the year	28,761	—
Cash, cash equivalents and restricted cash at end of the year	82,142	28,761